Other Assets	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Assets [Abstract]
Other Assets

19. Other Assets

Other assets are as follows:

		(In millions of yen)
	March 31, 2025	March 31, 2026
Customer incentives (1)	20,504	17,194
Incremental costs of obtaining a contract (2)	8,882	12,077
Prepaid expenses	6,497	6,905
Income tax receivables	328	604
Other	790	931
Total	37,001	37,711

(1)
The Group has consideration payable to a customer for PayPay Points for cardholders. PayPay Points for cardholders are capitalized based on recoverability and those that are not recoverable are expensed as incurred. Capitalized points are amortized on a straight-line basis over the period of ten years from which the related revenue is expected to be recognized when cardholders use their credit cards.

The amortization expenses recorded as a reduction of revenue for the years ended March 31, 2025 and 2026 were 4,464 million yen, and 4,473 million yen, respectively.

(2)
Refer to Note 30, Revenue for further details of incremental costs of obtaining a contract.